Loans and advances to clients (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Commercial, and industrial	R$ 241,177,143	R$ 233,946,173
Real Estate Credit - Construction	64,820,223	61,747,721
Loans to Individuals	290,347,270	252,687,422
Leasing	3,343,208	3,154,887
Total	R$ 599,687,844	R$ 551,536,203